Parent Only Financial Information (Details) - Schedule of condensed statement of cash flows - AGBA Group Holding Ltd. [Member]	12 Months Ended
Dec. 31, 2022 USD ($)
Cash flows from operating activities:
Net loss	$ (7,883,739)
Adjustments to reconcile net loss to net cash used in operating activities
Share-based compensation expense	2,088,725
Change in fair value of warrant liabilities	(8,952)
Change in fair value of forward share purchase liability	5,392,293
Change in operating assets and liabilities:
Deposits, prepayments, and other receivables	(1,715)
Other payables and accrued liabilities	(839,181)
Net cash used in operating activities	(1,252,569)
Cash flows from financing activities:
Advances from related companies	1,338,524
Cash proceeds due to reverse recapitalization	15,356,580
Net cash provided by financing activities	16,695,104
Net change in cash, cash equivalent and restricted cash	15,442,535
BEGINNING OF PERIOD
END OF PERIOD	15,442,535
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	85,955
Restricted cash	15,356,580
Total cash, cash equivalents and restricted cash	$ 15,442,535